Note 4 - Receivables (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information of trade and other receivables [text block]
		March 31, 2018	March 31, 2017	February 28, 2017
	Notes	$	$	(Unaudited) $
Sales tax receivables		470	89	83
Government assistance and tax credits receivable	7	282	115	81
Other receivables		7	2	2
Total receivables		759	206	166